Condensed Consolidated Interim Income Statement (Unaudited) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jul. 01, 2022
Profit or loss [abstract]
Revenue	€ 8,977	€ 8,280
Cost of sales	(5,707)	(5,288)
Gross profit	3,270	2,992
Selling and distribution expenses	(1,522)	(1,410)
Administrative expenses	(631)	(615)
Other income	53	0
Operating profit	1,170	967
Finance income	31	30
Finance costs	(94)	(93)
Total finance costs, net	(63)	(63)
Non-operating items	(6)	(6)
Profit before taxes	1,101	898
Taxes	(247)	(223)
Profit after taxes	854	675
Profit attributable to shareholders	854	667
Profit attributable to non-controlling interests	€ 0	€ 8
Basic earnings per share (in EUR per share)	€ 1.86	€ 1.46
Diluted earnings per share (in EUR per share)	€ 1.86	€ 1.46